Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities

(12) Commitments and Contingent Liabilities

As of December 31, 2011, the Company had $5,910 of irrevocable letters of credit outstanding which primarily consisted of $3,000 for collateral associated with commodity hedges and $1,760 for compliance with the insurance reserve requirements of its workers’ compensation insurance carriers.

The Company is party to a variety of legal proceedings arising from the operation of its business. These proceedings are incidental and occur in the normal course of the Company’s business affairs. It is the opinion of management, based upon the information available at this time, that the currently expected outcome of these proceedings will not have a material effect on the consolidated results of operations, financial condition or cash flows of the Company.

In 2011, the Company determined that it inadvertently exported certain aluminum alloy bar that are listed on the U.S. Bureau of Industry and Security’s (BIS) Commerce Control List to countries where there is an export license requirement if an exception is not otherwise available. The exports, which occurred in 2011, had a total transaction value of approximately $13 and were made without export licenses. The exports involved shipments to the Company’s wholly-owned subsidiary in China and to a customer in the Philippines. In response thereto, the Company has submitted a voluntary self-disclosure describing the nature of these shipments to the Office of Export Enforcement of the Department of Commerce (OEE) in accordance with applicable Export Administration Regulations. The Company previously disclosed similar incidents to BIS in 2008, which were resolved in September 2011 through the payment of a $775 civil penalty and a commitment to satisfy certain compliance and reporting obligations. If it is determined that the Company failed to comply with the applicable U.S. export regulations, the OEE could assess additional monetary penalties, restrict export privileges or provide an administrative warning. While the ultimate disposition of this matter cannot be predicted with certainty, it is the opinion of management, based on the information available at this time, that the outcome of this matter will not have a material effect on the Company’s financial position, results of operations or cash flows.